Stockholders' equity - Additional Information (Detail) $ / shares in Units, $ in Millions			2 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2025 $ / shares shares	Jun. 06, 2025 $ / shares shares	Oct. 31, 2023 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Apr. 30, 2025 shares	Mar. 31, 2025 shares	Dec. 31, 2024 USD ($) $ / shares shares	Jul. 01, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Aug. 31, 2023 USD ($) $ / shares shares	Apr. 30, 2023 USD ($) $ / shares shares
Preferred Stock, Shares Authorized		500,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
Number of warrants purchased						4,500,000		2,900,000			3,600,000	4,500,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares								$ 22.71			$ 25.09	$ 42.14
Warrants Not Settleable in Cash, Fair Value Disclosure | $								$ 56.1			$ 43.9	$ 80.1
Warrants Expired	3,400,000			3,400,000	3,400,000
Warrants transaction costs | $				$ 4.6	$ 5.6
Shares Authorized For Donation							2,682,392
Percent Of Share Approved For Donation							1.00%
Treasury Stock, Common [Member]
Stock Repurchased During Period, Shares			0.3
Stock Repurchased Price Per Shares | $ / shares			$ 25.09
Measurement Input, Price Volatility [Member]
Warrants and Rights Outstanding, Measurement Input								0.53			0.51	0.44
Measurement Input, Risk Free Interest Rate [Member]
Warrants and Rights Outstanding, Measurement Input								0.0443				0.0345
Warrants Expired								4.43			4.38	3.45
Common Class A [Member]
Common Stock, Shares Authorized	2,500,000,000	2,500,000,000		2,500,000,000	2,500,000,000			300,000,000	300	262,500,000
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Conversion of Stock, Shares Converted		19,600,000
Common Class A [Member] | Convertible Preferred Stock [Member]
Conversion of Stock, Shares Converted		139,800,000
Common Class B [Member]
Common Stock, Shares Authorized	500,000,000	500,000,000		500,000,000	500,000,000			0	300
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001	$ 0.0001
Common Class C [Member]
Common Stock, Shares Authorized	500,000,000	500,000,000		500,000,000	500,000,000			0
Common Stock, Par or Stated Value Per Share | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001			$ 0.0001
IPO [Member]
Preferred Stock, Shares Authorized		500,000,000
Preferred Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
IPO [Member] | Common Class A [Member]
Stock Issued During Period, Shares, New Issues	19,900,000				19,900,000
Shares Issued, Price Per Share | $ / shares	$ 31			$ 31	$ 31
Common Stock, Shares Authorized		2,500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
IPO [Member] | Common Class A [Member] | Convertible Preferred Stock [Member]
Conversion of Stock, Shares Converted		139,800,000
IPO [Member] | Common Class B [Member]
Common Stock, Shares Authorized		500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001
IPO [Member] | Common Class C [Member]
Common Stock, Shares Authorized		500,000,000
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001